Document and Entity Information	12 Months Ended
Aug. 31, 2020 shares
Document and Entity Information
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Aug. 31, 2020
Entity Registrant Name	VISION MARINE TECHNOLOGIES INC.
Amendment Flag	false
Trading Symbol	VMAR
Current Fiscal Year End Date	--08-31
Entity Central Index Key	0001813783
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2020
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Title of 12(b) Security	Common Shares
Security Exchange Name	NASDAQ
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	4,585,001